Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

	(a)	(b)	(c)	(d)	(e)	(f)

Year	Summary Compensation Table Total for First PEO (1) ($)	Summary Compensation Table Total for Second PEO (1) ($)	Compensation Actually Paid to First PEO (2) ($)	Compensation Actually Paid to Second PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (5) ($)	Net Income ($ in thousands)

2023	458,215		583,201		479,376	617,643	154	17,368

2022	128,001	666,490	(120,924)	783,197	400,741	430,932	128	15,673

2021	641,076		714,678		354,318	392,943	113	18,633

(1)       The figure presented for 2023 is the summary compensation table total for Mr. Heslop, who was Middlefield’s principal executive officer for all twelve months in 2023. For fiscal year 2022, column (a) presents the summary compensation table total for President and Chief Executive Officer Thomas G. Caldwell from December 31, 2021, through Mr. Caldwell’s retirement on March 31, 2022, and column (b) presents the summary compensation table total for Mr. Heslop, following Mr. Heslop’s appointment as President and Chief Executive Officer effective April 1, 2022, and Chief Executive Officer on December 1, 2022. The figure presented for 2021 is the summary compensation table total for Mr. Caldwell, who was Middlefield’s principal executive officer for all twelve months in 2021.

(2)       The figure presented for 2023 reflects the compensation actually paid to Mr. Heslop as Middlefield’s principal executive officer. Column (c) reflects additions and deductions of the following amounts from the summary compensation total for Mr. Heslop: (i) a gain of $132,879 to reflect the fair value at December 31, 2023 of all outstanding and unvested equity awards granted to Mr. Heslop during 2023, (ii) a gain of $34,054, which is the year over year change in fair value of outstanding and unvested equity awards granted to Mr. Heslop in prior years, (iii) a gain of $15,580, to reflect the fair value of director stock grants awarded in 2023, and (iv) a loss of $41,947, which is the year over year change in fair value of Mr. Heslop’s February 22, 2020 restricted stock award that vested on February 22, 2023.

(3)       For fiscal year 2023, column (e) is the average summary compensation table totals for Ronald L. Zimmerly, Jr., who served as President for all twelve months of 2023, and Michael C. Ranttila, who was appointed Chief Financial Officer, Treasurer and Executive Vice President, effective upon the April 30, 2023, retirement of Donald L. Stacy. For fiscal year 2022, column (e) reflects the average summary compensation table totals for Ronald L. Zimmerly, Jr., who was appointed as President of Middlefield on December 1, 2022, and for Senior Vice President, Chief Financial Officer and Treasurer Donald L. Stacy. The figure presented in column (e) for 2021 reflects the average summary compensation table total for Mr. Heslop, who served as Executive Vice President and Chief Operating Officer during 2021, and for Mr. Stacy.

(4)       The figure presented for 2023 reflects the following additions and deductions from the summary compensation totals for Messrs. Zimmerly and Ranttila: (i) the $120,481 and $92,125 fair value at December 31, 2023 of outstanding and unvested equity awards granted to Messrs. Zimmerly and Ranttila, respectively, during 2023, (ii) a gain of $37,653 to reflect the year over year change in fair value at December 31, 2023 of the outstanding and unvested portions of Mr. Zimmerly’s December 1, 2022 restricted stock award, (iii) a gain of $18,792 to reflect the year over year change in fair value at December 31, 2023 of outstanding and unvested equity awards granted to Mr. Ranttila in prior years, (iv) a gain for Mr. Zimmerly of $15,580 to reflect the fair value of director stock grants awarded in 2023, and (v) a gain of $7,349 and loss of $15,544 for Messrs. Zimmerly and Ranttila, respectively, to reflect the year over year change in fair value of equity awards granted in prior years that vested in 2023.

(5)       Cumulative total shareholder return is calculated in accordance with Item 402(v) of SEC Regulation S-K by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Middlefield’s common share price at the end and the beginning of the measurement period by Middlefield’s common share price at the beginning of the measurement period.

Named Executive Officers, Footnote		The figure presented for 2023 is the summary compensation table total for Mr. Heslop, who was Middlefield’s principal executive officer for all twelve months in 2023. For fiscal year 2022, column (a) presents the summary compensation table total for President and Chief Executive Officer Thomas G. Caldwell from December 31, 2021, through Mr. Caldwell’s retirement on March 31, 2022, and column (b) presents the summary compensation table total for Mr. Heslop, following Mr. Heslop’s appointment as President and Chief Executive Officer effective April 1, 2022, and Chief Executive Officer on December 1, 2022. The figure presented for 2021 is the summary compensation table total for Mr. Caldwell, who was Middlefield’s principal executive officer for all twelve months in 2021.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 479,376	$ 400,741	$ 354,318
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 617,643	430,932	392,943
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Relationship Between Pay and Performance.

As described in more detail in pages 12 to 18 regarding Middlefield’s executive compensation program, Middlefield’s executive compensation program includes variable components in the form of annual incentive cash compensation and deferred compensation based upon Middlefield’s profitability, and performance-based equity awards that require Middlefield to achieve certain total shareholder return goals. Compensation decisions at Middlefield are made independently of SEC disclosure requirements. While Middlefield utilizes several performance measures to align executive compensation with Middlefield’s performance, all of those measures are not presented in the “Pay Versus Performance Table.” Moreover, Middlefield generally seeks to incentivize long-term performance and, therefore, does not specifically align Middlefield’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year.

Total Shareholder Return Amount	[3]	$ 154	128	113
Net Income (Loss)		$ 17,368,000	15,673,000	$ 18,633,000
PEO Name		Mr. Heslop		Mr. Caldwell
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]	$ 458,215	128,001	$ 641,076
PEO Actually Paid Compensation Amount	[5]	$ 583,201	(120,924)	$ 714,678
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]		666,490
PEO Actually Paid Compensation Amount	[5]		$ 783,197

[1]	For fiscal year 2023, column (e) is the average summary compensation table totals for Ronald L. Zimmerly, Jr., who served as President for all twelve months of 2023, and Michael C. Ranttila, who was appointed Chief Financial Officer, Treasurer and Executive Vice President, effective upon the April 30, 2023, retirement of Donald L. Stacy. For fiscal year 2022, column (e) reflects the average summary compensation table totals for Ronald L. Zimmerly, Jr., who was appointed as President of Middlefield on December 1, 2022, and for Senior Vice President, Chief Financial Officer and Treasurer Donald L. Stacy. The figure presented in column (e) for 2021 reflects the average summary compensation table total for Mr. Heslop, who served as Executive Vice President and Chief Operating Officer during 2021, and for Mr. Stacy.
[2]	The figure presented for 2023 reflects the following additions and deductions from the summary compensation totals for Messrs. Zimmerly and Ranttila: (i) the $120,481 and $92,125 fair value at December 31, 2023 of outstanding and unvested equity awards granted to Messrs. Zimmerly and Ranttila, respectively, during 2023, (ii) a gain of $37,653 to reflect the year over year change in fair value at December 31, 2023 of the outstanding and unvested portions of Mr. Zimmerly’s December 1, 2022 restricted stock award, (iii) a gain of $18,792 to reflect the year over year change in fair value at December 31, 2023 of outstanding and unvested equity awards granted to Mr. Ranttila in prior years, (iv) a gain for Mr. Zimmerly of $15,580 to reflect the fair value of director stock grants awarded in 2023, and (v) a gain of $7,349 and loss of $15,544 for Messrs. Zimmerly and Ranttila, respectively, to reflect the year over year change in fair value of equity awards granted in prior years that vested in 2023.
[3]	Cumulative total shareholder return is calculated in accordance with Item 402(v) of SEC Regulation S-K by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Middlefield’s common share price at the end and the beginning of the measurement period by Middlefield’s common share price at the beginning of the measurement period.
[4]	The figure presented for 2023 is the summary compensation table total for Mr. Heslop, who was Middlefield’s principal executive officer for all twelve months in 2023. For fiscal year 2022, column (a) presents the summary compensation table total for President and Chief Executive Officer Thomas G. Caldwell from December 31, 2021, through Mr. Caldwell’s retirement on March 31, 2022, and column (b) presents the summary compensation table total for Mr. Heslop, following Mr. Heslop’s appointment as President and Chief Executive Officer effective April 1, 2022, and Chief Executive Officer on December 1, 2022. The figure presented for 2021 is the summary compensation table total for Mr. Caldwell, who was Middlefield’s principal executive officer for all twelve months in 2021.
[5]	The figure presented for 2023 reflects the compensation actually paid to Mr. Heslop as Middlefield’s principal executive officer. Column (c) reflects additions and deductions of the following amounts from the summary compensation total for Mr. Heslop: (i) a gain of $132,879 to reflect the fair value at December 31, 2023 of all outstanding and unvested equity awards granted to Mr. Heslop during 2023, (ii) a gain of $34,054, which is the year over year change in fair value of outstanding and unvested equity awards granted to Mr. Heslop in prior years, (iii) a gain of $15,580, to reflect the fair value of director stock grants awarded in 2023, and (iv) a loss of $41,947, which is the year over year change in fair value of Mr. Heslop’s February 22, 2020 restricted stock award that vested on February 22, 2023.